INCOME TAXES - Disclosure of detailed information about recognized deferred tax assets and liabilities (Details) - CAD ($) $ in Thousands	Aug. 31, 2021	Aug. 31, 2020
Deferred tax assets are attributable to the following:
Deferred tax assets	$ 6,622	$ 7,708
Set-off of tax	(6,622)	(7,708)
Net deferred tax assets	0	0
Deferred tax liabilities are attributable to the following:
Deferred tax liability	(6,622)	(7,708)
Set-off of tax	6,622	7,708
Net deferred tax liabilities	0	0
Non-capital losses
Deferred tax assets are attributable to the following:
Deferred tax assets	5,078	6,670
Lease Liabilities
Deferred tax assets are attributable to the following:
Deferred tax assets	1,544	1,038
PP&E
Deferred tax liabilities are attributable to the following:
Deferred tax liability	0	(961)
Intangible assets other than goodwill
Deferred tax liabilities are attributable to the following:
Deferred tax liability	(652)	0
Biological assets
Deferred tax liabilities are attributable to the following:
Deferred tax liability	(1,755)	(170)
Inventories
Deferred tax liabilities are attributable to the following:
Deferred tax liability	(2,670)	(5,367)
Right-of-use lease assets
Deferred tax liabilities are attributable to the following:
Deferred tax liability	(1,146)	(1,096)
Net Investment In Sublease
Deferred tax liabilities are attributable to the following:
Deferred tax liability	(398)	0
Other
Deferred tax liabilities are attributable to the following:
Deferred tax liability	$ (1)	$ (114)